Offerings - Offering: 1	Aug. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	6,112,327
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 48,898,616.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,752.90
Offering Note	Represents Class A ordinary shares, par value $0.0001 per share (“Class A Shares”), of the Company, which consists of (i) 5,663,010 Class A Shares held by selling shareholders named in the prospectus, (ii) 189,000 Class A Shares issuable to certain service providers upon the effectiveness of the registration statement of which this prospectus is a part, and (iii) up to 260,317 Class A Shares issuable upon exercise of advisory warrants held by Digital Offering LLC.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the bona fide estimate of the maximum proposed offering price. No public trading market currently exists for the Class A Shares. The price of $8.00 per share represents the fixed conversion price of the Company’s outstanding convertible promissory notes and is used as a bona fide estimate of the maximum offering price per share.

Pursuant to Rule 416 under the Securities Act, the Company is also registering an indeterminate number of additional Class A Shares as may become issuable by reason of any stock dividends, stock splits, recapitalizations, or other similar transactions. No separate registration fee is payable pursuant to Rule 457(i) under the Securities Act.